Segment Reporting - Schedule of Information on Geographical Regions (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Information on Geographical Regions [Line Items]
Hyper-immune products revenue	$ 7,287,002	$ 4,902,865	$ 1,804,705
Revenue from external customers	7,287,002	4,902,865	1,804,705
Australia [Member] | Travelan [Member]
Schedule of Information on Geographical Regions [Line Items]
Hyper-immune products revenue	5,201,385	3,702,876	1,100,725
Revenue from external customers	5,201,385	3,702,876	1,100,725
Australia [Member] | Protectyn [Member]
Schedule of Information on Geographical Regions [Line Items]
Hyper-immune products revenue	48,575	43,487	59,960
Revenue from external customers	48,575	43,487	59,960
United States [Member] | Travelan [Member]
Schedule of Information on Geographical Regions [Line Items]
Hyper-immune products revenue	1,658,336	1,075,614	642,819
Revenue from external customers	1,658,336	1,075,614	642,819
Canada [Member] | Travelan [Member]
Schedule of Information on Geographical Regions [Line Items]
Hyper-immune products revenue	378,706	80,888	1,201
Revenue from external customers	$ 378,706	$ 80,888	$ 1,201